Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Capital and Reserves [Abstract]
Schedule of Issued Share Capital	The issued share capital of the Company consisted of:
	June 30,		December 31,
	2024		2023
	Number	USD	Number	USD
Common shares with par value of $0.002 each	2,670,524	5,341	1,447,785	2,956
Total	2,670,524	5,341	1,447,785	2,956

Schedule of Common Share
	Common Shares
	(Number)
	2024	2023
As of January 1	1,477,785	59,003
2022 Commitment Purchase Agreement	555,279	17,500
HCW Sales Agreement	637,460	104,147
Conversion convertible loan	-	217,050
Total, as of June 30	2,670,524	397,700